Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues	$ 20,113	¥ 140,655	¥ 161,321	¥ 187,523
Cost of revenues	(3,089)	(21,604)	(30,573)	(49,248)
Gross profit	17,024	119,051	130,748	138,275
Operating Expenses
Selling and marketing expenses	(11,076)	(77,459)	(87,618)	(94,647)
General and administrative expenses	(8,403)	(58,764)	(39,564)	(96,712)
Research and development expenses	(4,232)	(29,596)	(37,811)	(47,453)
Other income, net	713	4,988	218	823
Operating loss	(5,974)	(41,780)	(34,027)	(99,714)
Interest income	1	9	12	23
Interest expense	(802)	(5,606)	(964)	(211)
Change in fair value of financial liabilities				(3,728)
Loss from derecognition of financial liabilities				(1,953)
Loss before income taxes and share of loss of equity	(6,775)	(47,377)	(34,979)	(105,583)
Income tax expense
Share of (loss) income of equity method investments			38	(38)
Net loss	(6,775)	(47,377)	(34,941)	(105,621)
Net loss attributable to non-controlling interests	105	733	41	11
Net loss attributable to Yimutian Inc	(6,670)	(46,644)	(34,900)	(105,610)
Deemed dividend to Series C Redeemable Convertible Preferred Shareholders				(2,872)
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders				(915)
Accretion of redeemable convertible preferred shares to redemption value			(88,277)	(71,735)
Net loss attributable to ordinary shareholders of Yimutian Inc.	(6,670)	(46,644)	(123,177)	(181,132)
Net loss	(6,775)	(47,377)	(34,941)	(105,621)
Other comprehensive income (loss):
Fair value changes of financial liabilities due to instrument-specific credit risk, net of nil income taxes				781
Reclassification adjustment for gain on financial liabilities in net income, net of nil income taxes				1,953
Foreign currency translation adjustment for parent company, net of nil income taxes	212	1,483	(432)	(24,300)
Total comprehensive loss	$ (6,563)	¥ (45,894)	¥ (35,373)	¥ (127,187)
Net loss per ordinary share
– Basic | (per share)		¥ (0.03)	¥ (0.27)	¥ (0.45)
– Diluted | (per share)		¥ (0.03)	¥ (0.27)	¥ (0.45)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	1,340,668,787	1,340,668,787	460,147,059	400,206,197
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted	1,340,668,787	1,340,668,787	460,147,059	400,206,197